Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 7,090	$ 7,260
Receivables and prepaid expenses	157	130
Prepaid licence fees	153	162
Deposits - current	12
Current assets	7,412	7,552
Non-current assets
Property and equipment	128	220
Oyu Tolgoi assets	239	177
Deposits and other		12
Non-current assets	367	409
Total assets	7,779	7,961
Current liabilities
Accounts payable and accrued liabilities	101	124
Current portion of lease liabilities	99	108
Current liabilities	200	232
Non-current liabilities
Lease liabilities	0	100
Loan payable to Oyu Tolgoi LLC	10,262	9,615
Deferred revenue	52,419	48,222
Non current Liabilities	62,681	57,937
Total liabilities	62,881	58,169
Shareholders' deficiency
Share capital	179,515	176,221
Reserves	22,728	23,205
Accumulated other comprehensive loss	(1,677)	(1,521)
Deficit	(255,668)	(248,113)
Total shareholders' deficiency	(55,102)	(50,208)
Total liabilities and shareholders' deficiency	$ 7,779	$ 7,961